REVENUE AND SEGMENT INFORMATION - Geographical information of the operating segments (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Disclosure of geographical areas [line items]
Non-current assets (excluding financial assets and deferred tax assets)		¥ 150,466,772	¥ 138,586,090
Revenue	$ 27,302,445	190,074,161	180,241,414	¥ 181,022,636
PRC Government
Disclosure of geographical areas [line items]
Revenue		40,567,000	32,852,000	39,759,000
Mainland China
Disclosure of geographical areas [line items]
Non-current assets (excluding financial assets and deferred tax assets)		147,798,239	137,939,763
Revenue		184,298,146	171,024,855	171,956,305
Outside of Mainland China
Disclosure of geographical areas [line items]
Non-current assets (excluding financial assets and deferred tax assets)		2,668,533	646,327
Revenue		¥ 5,776,015	¥ 9,216,559	¥ 9,066,331